Property, Plant and Equipment - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization	$ 27,400	$ 34,200
Depreciation expense recognized in cost of goods sold	16,400	20,100
Capitalized depreciation included in current inventories	5,100	6,100
Impairment to property, plant and equipment	696	3,659
Canadian Cannabis CGU
Disclosure of detailed information about property, plant and equipment [line items]
Impairment to property, plant and equipment		2,800
Certain Production and Other Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment to property, plant and equipment	$ 700	600
Certain Assets Transferred to Held for Sale
Disclosure of detailed information about property, plant and equipment [line items]
Impairment to property, plant and equipment		$ 1,200